Ordinary Shares (Details) $ in Thousands				6 Months Ended
	Jul. 15, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Apr. 14, 2021 USD ($) shares	Jun. 30, 2022 USD ($) Vote shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 shares
Ordinary shares, authorized (in shares) | shares				1,500,000,000		1,500,000,000
Gross proceeds from issuance of shares				$ 34	$ 634,909
Issuance costs				$ 83	$ 19,985
Votes per ordinary share | Vote				1
Ordinary Shares
Number of ordinary shares issued | shares			16,393,445
Gross proceeds from issuance of shares			$ 100,000
Issuance costs			$ 100
Ordinary Shares | Public offering
Number of ordinary shares issued | shares	119,600,000	119,600,000
Gross proceeds from issuance of shares	$ 614,900	$ 614,900
Issuance costs	$ 29,700	$ 29,700